Cash - Disclosure of detailed information about cash position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure Of Information For Cash [Line Items]
Cash	$ 115,698		$ 302,524		$ 108,223
Osisko Gold Royalties [Member]
Disclosure Of Information For Cash [Line Items]
Cash	82,291		105,097
Osisko Development Corp [Member]
Disclosure Of Information For Cash [Line Items]
Cash	33,407		197,427
Cash held in Canadian dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash	53,485		167,088
Cash held in Canadian dollars [Member] | Osisko Gold Royalties [Member]
Disclosure Of Information For Cash [Line Items]
Cash	40,121		29,714
Cash held in Canadian dollars [Member] | Osisko Development Corp [Member]
Disclosure Of Information For Cash [Line Items]
Cash	13,364		137,374
Cash held in U.S. dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash	62,213	$ 49,072	135,436	$ 106,375
Cash held in U.S. dollars [Member] | Osisko Gold Royalties [Member]
Disclosure Of Information For Cash [Line Items]
Cash	42,170	33,262	75,383	59,208
Cash held in U.S. dollars [Member] | Osisko Development Corp [Member]
Disclosure Of Information For Cash [Line Items]
Cash	$ 20,043	$ 15,810	$ 60,053	$ 47,167